Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	10,904	15,809
Cash collateral on non-derivative transactions	1,995	2,083
Derivative instruments used for hedging	3,930	3,706
Assets held-for-sale	20,343	21,205
of which loans	19,894	20,457
of which real estate	442	732
Assets held for separate accounts	13,414	14,407
Interest and fees receivable	5,861	6,090
Deferred tax assets	7,102	8,939
Prepaid expenses	538	601
Failed purchases	2,699	1,513
Other	6,126	3,943
Other assets	72,912	78,296
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,224	11,934
Cash collateral on non-derivative transactions	1,246	1,002
Derivative instruments used for hedging	1,182	1,998
Provisions	1,362	1,113
of which off-balance sheet risk	60	65
Liabilities held for separate accounts	13,414	14,407
Interest and fees payable	6,752	7,142
Current tax liabilities	863	767
Deferred tax liabilities	130	429
Failed sales	4,336	6,888
Other	16,128	17,537
Other liabilities	57,637	63,217
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	3,730	6,299
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	922	1,386
Bank
Other assets (CHF million)
Cash collateral on derivative instruments	10,904	15,812
Cash collateral on non-derivative transactions	1,995	2,083
Derivative instruments used for hedging	3,913	3,607
Assets held-for-sale	20,343	21,205
of which loans	19,894	20,457
of which real estate	442	732
Assets held for separate accounts	13,414	14,407
Interest and fees receivable	5,845	6,084
Deferred tax assets	7,094	8,843
Prepaid expenses	532	593
Failed purchases	2,699	1,513
Other	6,043	3,933
Other assets	72,782	78,080
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,224	11,933
Cash collateral on non-derivative transactions	1,246	1,002
Derivative instruments used for hedging	1,114	1,848
Provisions	1,348	1,098
of which off-balance sheet risk	59	64
Liabilities held for separate accounts	13,414	14,407
Interest and fees payable	6,556	6,983
Current tax liabilities	811	715
Deferred tax liabilities	103	282
Failed sales	4,336	6,888
Other	16,215	17,011
Other liabilities	57,367	62,167
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	3,730	6,299
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	922	1,386